Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 170,802	$ 177,154	$ 123,358	$ 137,248
Short-term investments	101,078	83,626
Accounts receivable, net	31,210	29,763
Due from related parties (Allowance for current expected credit losses of USD639 and USD388 as of December 31, 2022 and 2023, respectively)	12,644	32,917
Inventories	2,219	457
Prepayments and other current assets	9,423	8,267
Total current assets	327,376	332,184
Non-current assets:
Long-term investments	32,134	30,811
Property and equipment, net	60,028	61,734
Intangible assets, net	5,697	6,546
Goodwill	20,826	21,179	23,136
Long-term prepayments and other assets	1,953	2,137
Operating lease assets	575	865	$ 27
Restricted cash		7,654
Total assets	468,686	463,323
Current liabilities:
Accounts payable	24,430	25,432
Due to related parties	0	1,560
Bank borrowings, current portion	6,906	7,024
Accrued liabilities and other payables	53,708	49,438
Lease liabilities, current portion	276	283
Total current liabilities	128,086	128,290
Non-current liabilities:
Contract liabilities	846	876
Deferred tax liabilities	513	687
Bank borrowings	15,539	24,750
Lease liabilities	229	299
Total liabilities	145,213	154,902
VIEs
Current assets:
Cash and cash equivalents	37,286	52,142
Short-term investments	14,825
Accounts receivable, net	27,851	29,162
Due from related parties (Allowance for current expected credit losses of USD639 and USD388 as of December 31, 2022 and 2023, respectively)	5,278	5,326
Due from related parties	12,330	13,121
Inventories	2,219	457
Prepayments and other current assets	2,579	2,574
Total current assets	102,368	102,782
Non-current assets:
Long-term investments	6,668	5,345
Property and equipment, net	59,882	61,545
Intangible assets, net	5,697	6,546
Goodwill	20,826	21,179
Long-term prepayments and other assets	1,928	2,094
Operating lease assets	575	865
Restricted cash		7,654
Total assets	197,944	208,010
Current liabilities:
Accounts payable	21,517	23,398
Due to related parties	93,740	71,925
Bank borrowings, current portion	6,906	7,024
Contract liabilities	34,723	37,781
Income tax payable	4,739	3,342
Accrued liabilities and other payables	42,035	43,446
Lease liabilities, current portion	276	283
Total current liabilities	203,936	187,199
Non-current liabilities:
Contract liabilities	846	876
Deferred tax liabilities	513	687
Amount due to group companies	68,902	97,617
Bank borrowings	15,539	24,750
Lease liabilities	229	299
Total liabilities	$ 289,965	$ 311,428